Basis of Presentation and Statement of Compliance	12 Months Ended
Dec. 31, 2021
Corporate Information and Statement of IFRS Compliance [Abstract]
Basis of Presentation and Statement of Compliance	Basis of Presentation and Statement of Compliance
These consolidated financial statements include the accounts of the Company and its subsidiaries. The consolidated financial statements also include the combined carve-out financial statements of the Orion Fund II Portfolio described below for all periods prior to the Transactions, as these assets were ultimately under common control before and after the Transactions and there has been no substantive change in operations.
These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which have been measured at fair value as at the relevant balance sheet date. These consolidated financial statements are presented in United States (“US”) dollars, which is the Company’s functional currency. References to “CA$” refer to Canadian dollars.
These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The accounting policies applied in the preparation of these consolidated financial statements have been consistently applied for all periods presented, except for the reclassification of the expenses related to project evaluations from General and administrative expenses to Project evaluation expenses. The comparative figures for the year ended December 31, 2020 were adjusted accordingly.
In June 2021, the Company carried out a consolidation of its issued and outstanding common shares, as described in Note 15. All previously reported share and per share amounts have been retrospectively restated in these consolidated financial statements to reflect the share consolidation.
The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates as the estimation process is inherently uncertain. Estimates are reviewed on an ongoing basis based on historical experience and other factors that are considered to be relevant under the circumstances.
These consolidated financial statements were authorized for issue by the Board of Directors of the Company on March 30, 2022.
Basis of presentation prior to the RTO and relationship with the Orion Group
The comparative financial information for the period from January 1, 2020 to May 27, 2020, has been prepared in accordance with IFRS using the same accounting policies as outlined in Note 3 with the exception of the changes described above.
Historically, the combined carve-out financial statements have been prepared by management of OMF Fund II SO Ltd. (“OMF SO”) and OMF Fund III (Mg) Ltd. in connection with the transactions contemplated by the acquisition agreement dated February 23, 2020 between the Company and the Orion Group for the proposed sale of a portfolio of mining assets owned by the Orion Group to the Company for a considetation payable in common shares of the Company (the “Orion Vend In Agreement”).
Pursuant to the Orion Vend In Agreement, Nomad acquired, among other things, the following assets (referred to herein as the “Orion Fund II Portfolio”):
1.Blyvoor Gold Stream;
2.Woodlawn Silver Stream and Lead Marketing Fee Arrangement;
3.Mercedes and South Arturo Silver Stream; and
4.Gold Prepay Loan.
The above Orion Fund II Portfolio assets were acquired through the purchase of all of the shares of OMF Fund II SO Ltd. and the direct purchase of Woodlawn Silver Stream and Lead Marketing Fee Arrangement from OMF Fund II (Li) LP (“OMF Li”). OMF SO was a holding company whose sole business activity was to hold various stream and other assets. Prior to the completion of the Orion Vend In Agreement, the business of OMF SO was reorganized such that its sole business activity is to hold the Blyvoor Gold Stream, the Mercedes and South Arturo Silver Stream and the Gold Prepay Loan, as such terms are herein defined.
The financial information for the period from January 1, 2020 to May 27, 2020 represents the activities, assets and liabilities of the Orion Fund II Portfolio on a “carve-out” basis, rather than representing the legal structure. For the period from January 1, 2020 to May 27, 2020, the economic activities related to the Orion Fund II Portfolio are combined as they were under common control. Historically, financial statements have not been prepared by the Orion Group for the Orion Fund II Portfolio as they had not been operated as a separate business by the Orion Group. Accordingly, the financial statements for periods prior to the RTO reflect the financial statements for the Orion Fund II Portfolio in a manner consistent with how the Orion Group managed the Orion Fund II Portfolio and as though the Orion Fund II Portfolio had been a separate entity. All material assets and liabilities specifically identified to the
Orion Fund II Portfolio and all material revenues and expenses specifically attributable to the Orion Fund II Portfolio and allocations of overhead expenses have been presented in the financial statements for periods prior to the RTO.
Where appropriate, certain transactions and balances have been attributed to the Orion Fund II Portfolio based on specific identification or allocation. This allocation has been completed based on the following general process:
•Receivables and payables: unless balances could be specifically assigned, these are not allocated to the investments.
•Management fee expenses are allocated according to the respective cost of investments.
•Other general and administrative expenses: unless they can be specifically assigned, these are allocated across all investments according to the fair market value of the investments.
•Cash balances: For periods prior to January 1, 2020, the Orion Fund II Portfolio did not maintain its own cash accounts and all historical cash flows were received and paid by the Orion Funds that owned the portfolio of assets. As a result, no cash balances were included in the combined carve-out financial statements and the net cash flows were reflected in the Net Parent Investment equity account for periods prior to May 27, 2020.
Net parent investment represents contributions by Orion to the Orion Fund II Portfolio for purposes of investment in the Orion Fund II Portfolio assets less amounts owed to Orion for management fees and other general and administrative expenses and the net cash flows of the Orion Fund II Portfolio from the purchase and sale of metals, as the Orion Fund II Portfolio did not hold its own cash balances as noted above.
The financial information for the period from January 1, 2020 to May 27, 2020 do not necessarily reflect what its combined results of operations, financial position and cash flows would have been had Orion Fund II Portfolio operated as an independent entity and had it presented stand-alone financial statements during the periods presented.
COVID-19
In December 2019, a novel strain of coronavirus known as COVID-19 surfaced. COVID-19 was declared a worldwide pandemic by the World Health Organization on March 11, 2020. The spread of COVID-19 around the world since 2020 has caused significant volatility in Canada, U.S. and international markets. The speed and extent of the spread of COVID-19 and its variants, and the duration and intensity of resulting business disruption and related financial and social impact, are uncertain. The full extent and impact of the COVID-19 pandemic is unknown and to date has included volatility in financial markets, a slowdown in economic activity and volatility in commodity prices (including gold and silver). The Company completed a review of all operations on which the Company holds royalty, stream and other interests to identify the impacts of COVID-19. During the first and second quarter of 2020, a number of mining projects in respect of which the Company holds royalty, stream or other interests, were suspended due to operational restrictions or as governments declared a state of emergency. All of these operations have been restarted during the year ended December 31, 2020. As at December 31, 2021, the Company has not recorded any impairments directly attributable to the COVID-19 pandemic.